Expenses for shipping activities and other expenses from operating activities - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Operating expenses	$ (210,527)	$ (199,286)	$ (204,702)
Insurance	(20,506)	(16,808)	(16,004)
Total vessel operating expenses	$ (231,033)	$ (216,094)	$ (220,706)